Accruals and other liabilities (Details) - GBP (£) £ in Millions	Dec. 31, 2017	Dec. 31, 2016
Accruals and other liabilities
Notes in circulation	£ 803	£ 752
Current tax	378	94
Accruals	280	401
Deferred income	170	152
Deferred tax	22	23
Other liabilities	993	475
Accruals and other liabilities	2,646	1,897
Bank
Accruals and other liabilities
Current tax	335	47
Accruals	193	191
Deferred income	137	118
Other liabilities	118	111
Accruals and other liabilities	£ 783	£ 467